Retirement Plans and Post-Retirement Benefits (Tables)	12 Months Ended
Nov. 03, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Pension and Post-Retirement Benefit Costs

	Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year
	2019	2018	2017	2019	2018	2017

	(In millions)
Service cost	$10	$4	$4	$—	$—	$—
Interest cost	58	51	53	3	3	3
Expected return on plan assets	(59)	(51)	(65)	(3)	(4)	(4)
Other	1	1	1	(1)	—	—
Net periodic benefit (income) cost	$10	$5	$(7)	$(1)	$(1)	$(1)

Net actuarial (gain) loss	$13	$14	$(60)	$11	$(3)	$(3)

Schedule of Funded Status of Pension and Post-Retirement Benefit Plans

	Pension Benefits		Post-Retirement Benefits
	November 3, 2019	November 4, 2018	November 3, 2019	November 4, 2018

	(In millions)
Change in plan assets:
Fair value of plan assets — beginning of period	$1,394	$1,426	$81	$83
Actual return on plan assets	232	(65)	6	—
Employer contributions	15	130	1	—
Payments from plan assets	(94)	(93)	(3)	(2)
Foreign currency impact	(8)	(4)	—	—
Fair value of plan assets — end of period	1,539	1,394	85	81
Change in benefit obligations:
Benefit obligations — beginning of period	1,364	1,508	74	80
Service cost	10	4	—	—
Interest cost	58	51	3	3
Actuarial (gain) loss	186	(102)	14	(7)
Benefit payments	(94)	(93)	(3)	(2)
Plan amendment	—	3	—	—
Benefit obligations assumed in an acquisition	37	—	5	—
Foreign currency impact	(8)	(7)	—	—
Benefit obligations — end of period	1,553	1,364	93	74

Overfunded (underfunded) status of benefit obligations (a)	$(14)	$30	$(8)	$7

Actuarial losses and prior service costs recognized in accumulated other comprehensive loss, net of taxes	$(125)	$(110)	$(15)	$(5)

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(a)
Substantially all amounts recognized in the consolidated balance sheets were recorded in other long-term assets and other long-term liabilities for all periods presented.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
Plans with benefit obligations in excess of plan assets:

	Pension Benefits		Post-Retirement Benefits
	November 3, 2019	November 4, 2018	November 3, 2019	November 4, 2018

	(In millions)
Projected benefit obligations	$92	$551	$—	$—
Accumulated benefit obligations	$80	$546	$16	$14
Fair value of plan assets	$32	$528	$—	$—

Schedule of Accumulated Benefit Obligation Less Than Fair Value of Plan Assets
Plans with benefit obligations less than plan assets:

	Pension Benefits		Post-Retirement Benefits
	November 3, 2019	November 4, 2018	November 3, 2019	November 4, 2018

	(In millions)
Projected benefit obligations	$1,461	$813	$—	$—
Accumulated benefit obligations	$1,460	$812	$77	$60
Fair value of plan assets	$1,507	$866	$85	$81

Schedule of Expected Benefit Payments

Fiscal Years:	Pension Benefits	Post-Retirement Benefits

	(In millions)
2020	$93	$6
2021	$92	$4
2022	$92	$4
2023	$92	$4
2024	$93	$4
2025-2029	$449	$23

Schedule of Assumptions Used

	Assumptions for Benefit Obligations as of		Assumptions for Net Periodic Benefit (Income) Cost Fiscal Year
	November 3, 2019	November 4, 2018	2019	2018	2017
Defined benefit pension plans:
Discount rate	0.47%-7.00%	0.50%-8.00%	0.50%-8.00%	0.50%-7.00%	0.50%-7.00%
Average increase in compensation levels	2.00%-10.00%	2.00%-10.00%	1.80%-10.00%	2.00%-11.00%	2.00%-9.15%
Expected long-term return on assets	N/A	N/A	1.50%-7.75%	1.50%-7.50%	0.25%-8.00%

	Assumptions for Benefit Obligations as of		Assumptions for Net Periodic Benefit (Income) Cost Fiscal Year
	November 3, 2019	November 4, 2018	2019	2018	2017
Post-retirement benefits plans:
Discount rate	2.80%-3.20%	4.30%-4.60%	4.12%-4.60%	3.40%-3.80%	3.30%-3.90%
Average increase in compensation levels	3.00%	3.00%	3.00%	3.00%	3.50%
Expected long-term return on assets	N/A	N/A	4.80%	4.80%	4.40%

Schedule of Health Care Cost Trend Rates

	Assumed Health Care Cost Trend Rate Used to Measure the Expected Cost of Benefits as of
	November 3, 2019	November 4, 2018

Health care cost trend rate assumed for next year	4.50%-7.40%	6.70%
Rate to which the health care cost trend rate is assumed to decline (ultimate health care cost trend rate)	3.50%-4.50%	3.50%
Year that the rate reaches the ultimate health care cost trend rate	2031	2031

Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Allocation of Plan Assets

	November 3, 2019
	Fair Value Measurements at Reporting Date Using
	Level 1		Level 2		Level 3	Total

	(In millions)
Cash equivalents	$34	(a)	$—		$—	$34
Equity securities:
Non-U.S. equity securities	21	(b)	—		—	21
Fixed-income securities:
U.S. treasuries	—		82	(c)	—	82
Corporate bonds	—		1,372	(c)	—	1,372
Municipal bonds	—		19	(c)	—	19
Government bonds	—		10	(c)	—	10
Asset-backed securities	—		1	(c)	—	1
Total plan assets	$55		$1,484		$—	$1,539

	November 4, 2018
	Fair Value Measurements at Reporting Date Using
	Level 1		Level 2		Level 3	Total

	(In millions)
Cash equivalents	$36	(a)	$—		$—	$36
Equity securities:
Non-U.S. equity securities	19	(b)	—		—	19
Fixed-income securities:
U.S. treasuries	—		80	(c)	—	80
Corporate bonds	—		1,229	(c)	—	1,229
Municipal bonds	—		17	(c)	—	17
Government bonds	—		13	(c)	—	13
Total plan assets	$55		$1,339		$—	$1,394
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(a)	Cash equivalents primarily included short-term investment funds which consisted of short-term money market instruments that were valued based on quoted prices in active markets.

(b)	These equity securities were valued based on quoted prices in active markets.
(c)
These amounts consisted of investments that were traded less frequently than Level 1 securities and were valued using inputs that included quoted prices for similar assets in active markets and inputs other than quoted prices that were observable for the asset, such as interest rates, yield curves, prepayment speeds, collateral performance, broker/dealer quotes and indices that were observable at commonly quoted intervals.